F. Stockholder's Equity (Tables)	12 Months Ended
Sep. 30, 2012
F. Stockholders Equity Tables
Warrants for Common Stock Outstanding

As of September 30, 2012, warrants to purchase an aggregate of 62,132,626 shares of common stock were outstanding. Details of the warrants for common stock outstanding at September 30, 2012 were as follows:

Number of Shares	Exercise Price	Expiration Date
100,000	$0.50	May 2014
100,000	$1.00	May 2014
100,000	$1.50	May 2014
125,000	$0.65	June 2014
125,000	$1.00	June 2014
20,000	$0.39	September 2014
15,000	$0.50	September 2014
15,000	$0.60	September 2014
50,000	$0.38	April 2015
50,000	$0.50	May 2016
50,000	$0.50	July 2016
50,000	$1.00	July 2016
50,000	$1.50	July 2016
50,000	$2.00	July 2016
50,000	$2.50	July 2016
43,614,285	$0.28	October 2016
1,337,627	$0.40	March 2017
325,000	$0.40	April 2017
300,000	$0.258	June 2017
11,785,714	$0.28	July 2017
35,000	$0.30	August 2017
1,875,000	$0.50	August 2017
35,000	$0.44	September 2017
1,875,000	$0.50	December 2017
62,132,626

As of September 30, 2012, one warrant to purchase an aggregate of 896,037 shares of preferred stock was outstanding. Details of the warrant for preferred stock outstanding at September 30, 2012 were as follows:

Number of Shares	Exercise Price	Expiration Date
896,037	$0.01	February 2016
896,037

As of September 30, 2011, warrants to purchase an aggregate of 61,039,999 shares of common stock were outstanding. Details of the warrants for common stock outstanding at September 30, 2011 were as follows:

Number of Shares	Exercise Price	Expiration Date
940,000	$0.28	May 2012
100,000	$0.45	May 2014
100,000	$1.00	May 2014
100,000	$1.50	May 2014
125,000	$0.65	June 2014
125,000	$1.00	June 2014
20,000	$0.39	September 2014
15,000	$0.50	September 2014
15,000	$0.60	September 2014
50,000	$0.38	April 2015
50,000	$0.50	May 2016
50,000	$0.50	July 2016
50,000	$1.00	July 2016
50,000	$1.50	July 2016
50,000	$2.00	July 2016
50,000	$2.50	July 2016
43,614,285	$0.28	October 2016
11,785,714	$0.28	July 2017
1,875,000	$0.50	August 2017
1,875,000	$0.50	December 2017
61,039,999

As of September 30, 2011, one warrant to purchase an aggregate of 896,037 shares of preferred stock was outstanding. Details of the warrant for preferred stock outstanding at September 30, 2011 were as follows:

Number of Shares	Exercise Price	Expiration Date
896,037	$0.01	February 2016
896,037

Summary Of Warrant Activity

Below is a summary of warrant activity for the last three fiscal years ended September 30:

		Weighted Average
			Remaining	Aggregate
	Number	Exercise	Contractual	Intrinsic
	of Shares	Price	Term (in years)	Value
Outstanding at 9/30/2010	66,901,667	$0.34	5.5 years	$16,278
Granted	3,821,037	$0.58	6.6 years	$367
Exercised	(1,336,668)	$0.28	0.5 years	$580
Cancelled	(7,250,000)	$0.78		$-
Forfeited	(200,000)	$1.75		$-
Outstanding at 9/30/2011	61,936,036	$0.30	5.2 years	$8,258
Granted	1,997,627	$0.38	4.5 years	$35
Exercised	(940,000)	$0.28		$-
Cancelled	-	$-		$-
Forfeited	-	$-		$-
Outstanding at 9/30/2012	62,993,663	$0.30	4.2 years	$5,344
Exercisable at 9/30/2012	62,993,663	$0.30	4.2 years	$5,344